Gain (loss) on financial instruments, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Loss on derivative financial instruments and foreign currency exchange, net	$ (1,920)	$ (1,870)	$ (1,813)
Unrealized gain (loss) on financial instruments at FVTPL	0	227	(806)
Realized gain (loss) on financial instruments at FVTPL	510	0	(2,175)
Gain on sale of financial instruments at amortized cost	0	333	0
Realized gain on financial instruments at FVOCI	0	14	0
Totals	$ (1,410)	$ (1,296)	$ (4,794)